GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Goodwill And Intangible Assets [Abstract]
Goodwill and other intangible assets (see Note 14)	$ 5,833,000	$ 4,624,000
Property, plant and equipment (see Note 13)	3,772,000	733,000
Financial assets (see Note 13)	1,500,000	0
Prepayments (see Note 18)	0	482,000	$ 583,000
Total impairment loss	$ 11,105,000	$ 5,839,000